Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2019
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table presents the balances of assets and liabilities measured at fair value on a recurring basis as of March 31, 2019:

(dollars in millions)	Level 1(1)	Level 2(2)	Level 3(3)	Total
Assets:
Other assets:
Fixed income securities	$—	$430	$—	$430
Interest rate swaps	—	100	—	100
Cross currency swaps	—	215	—	215
Interest rate caps	—	6	—	6
Total	$—	$751	$—	$751

Liabilities:
Other liabilities:
Interest rate swaps	$—	$361	$—	$361
Cross currency swaps	—	519	—	519
Forward starting interest rate swaps	—	242	—	242
Interest rate caps	—	2	—	2
Foreign exchange forwards	—	10	—	10
Total	$—	$1,134	$—	$1,134

The following table presents the balances of assets and liabilities measured at fair value on a recurring basis as of December 31, 2018:

(dollars in millions)	Level 1(1)	Level 2(2)	Level 3(3)	Total
Assets:
Other assets:
Fixed income securities	$—	$405	$—	$405
Interest rate swaps	—	3	—	3
Cross currency swaps	—	220	—	220
Interest rate caps	—	14	—	14
Total	$—	$642	$—	$642

Liabilities:
Other liabilities:
Interest rate swaps	$—	$813	$—	$813
Cross currency swaps	—	536	—	536
Forward starting interest rate swaps	—	60	—	60
Interest rate caps	—	4	—	4
Total	$—	$1,413	$—	$1,413

(1)	Quoted prices in active markets for identical assets or liabilities

(2)	Observable inputs other than quoted prices in active markets for identical assets and liabilities
(3)
Unobservable pricing inputs in the market

Schedule of Fair Value of Short-Term and Long-Term Debt, Excluding Capital Leases	The fair value of our short-term and long-term debt, excluding finance leases, was as follows:

	At March 31,		At December 31,
	2019		2018
(dollars in millions)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Short- and long-term debt, excluding finance leases	$112,725	$125,307	$112,159	$118,535

Notional Amounts of Outstanding Derivative Instruments
The following table sets forth the notional amounts of our outstanding derivative instruments:

	At March 31,	At December 31,
(dollars in millions)	2019	2018
Interest rate swaps	$19,076	$19,813
Cross currency swaps	16,638	16,638
Forward starting interest rate swaps	3,000	4,000
Interest rate caps	1,624	2,218
Foreign exchange forwards	1,000	600

Schedule of Cumulative Basis Adjustments for Fair Value hedges
The following amounts were recorded in Long-term debt in our condensed consolidated balance sheets related to cumulative basis adjustments for fair value hedges:

	At March 31,	At December 31,
(dollars in millions)	2019	2018
Carrying amount of hedged liabilities	$18,752	$18,903
Cumulative amount of fair value hedging adjustment included in the carrying amount of the hedged liabilities	(205)	(785)